Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable

Convertible notes payable at June 30, 2022 and December 31, 2021, consist of the following:

	June 30, 2022	December 31, 2021
Note 1 – Accredited investors	$-	$25,000
Note 2 – Shareholder	100,000	100,000
Note 3 – Mercer Note	756,000	756,000
	856,000	881,000
Debt discount and issuance costs	(44,121)	(238,896)
	811,879	642,104
Less: current portion	811,879	542,104
Non-current portion	$-	$100,000

Convertible notes payable at December 31, 2021 and December 31, 2020 consist of the following:

	December 31, 2021	December 31, 2020
Note 1 and accrued interest and premium – Principal shareholder	$-	$195,177
Note 2 and accrued interest – Principal shareholder	-	126,210
Note 3 and accrued interest – Shareholder	-	62,951
Note 4 and accrued interest – Principal shareholder	-	97,537
Note 5 and accrued interest – Accredited investors	-	56,462
Note 6 and accrued interest – Principal shareholder	-	89,347
Note 7 and accrued interest – Accredited investors	-	101,781
Note 8 and accrued interest – Accredited investors	27,555	25,055
Note 9 and accrued interest – Shareholder	106,521	-
Note 10 and accrued interest, net of discount and issuance costs – Mercer Note	532,551	-
Total Convertible notes payable and accrued interest	$665,627	$754,520